Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)		Value of Initial Fixed $100 Investment Based on:		Net Income ($mm) (4)	Adjusted EBITDA ($mm) (5)
							Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
2025	$18,739,647	$235,883,133	(7)	$5,741,685	$57,073,322	(7)	$293.99	$122.96	$(219)	$1,035
2024	6,258,127	149,209,509	(6)	2,337,702	39,010,239	(6)	158.02	109.11	1,013	770

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	This table represents pay versus performance information for Mark McFarland (“PEO”) and the following “Non-PEO NEOs” for each applicable fiscal year as follows: (i) for the fiscal year ending on December 31, 2025, Terry Nutt, Brad Berryman, John Wander, and Andrew Wright and (ii) for the fiscal year ending on December 31, 2024, Terry Nutt, Brad Berryman, John Wander, and Cole Muller.
Peer Group Issuers, Footnote	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on July 10, 2024, the date the Company’s common stock began trading on Nasdaq, through December 31 of the applicable fiscal year, reflecting the applicable measurement period as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for the purposes of pay versus performance is the S&P Utility Index, as disclosed in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 18,739,647	$ 6,258,127
PEO Actually Paid Compensation Amount	$ 235,883,133	149,209,509
Adjustment To PEO Compensation, Footnote	For fiscal year 2024, the “compensation actually paid” to the PEO and non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	All NEOs (other than PEO)
Total Compensation Reported in 2024 Summary Compensation Table	$6,258,127	$2,337,702

Adjustments:
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End)	141,421,378	35,894,293
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	1,530,003	778,244
Total Adjustments	142,951,382	36,672,536

Compensation Actually Paid for Fiscal Year 2024	$149,209,509	$39,010,239

For fiscal year 2025, the “compensation actually paid” to the PEO and non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	All NEOs (other than PEO)
Total Compensation Reported in 2025 Summary Compensation Table	$18,739,647	$5,741,685

Adjustments:
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	(14,505,986)	(4,328,779)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	71,835,358	18,591,613
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	156,586,751	35,820,682
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	3,227,363	1,248,121
Total Adjustments	217,143,486	51,331,637

Compensation Actually Paid for Fiscal Year 2025	$235,883,133	$57,073,322

Non-PEO NEO Average Total Compensation Amount	$ 5,741,685	2,337,702
Non-PEO NEO Average Compensation Actually Paid Amount	$ 57,073,322	39,010,239
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal year 2024, the “compensation actually paid” to the PEO and non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	All NEOs (other than PEO)
Total Compensation Reported in 2024 Summary Compensation Table	$6,258,127	$2,337,702

Adjustments:
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End)	141,421,378	35,894,293
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	1,530,003	778,244
Total Adjustments	142,951,382	36,672,536

Compensation Actually Paid for Fiscal Year 2024	$149,209,509	$39,010,239

For fiscal year 2025, the “compensation actually paid” to the PEO and non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	All NEOs (other than PEO)
Total Compensation Reported in 2025 Summary Compensation Table	$18,739,647	$5,741,685

Adjustments:
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	(14,505,986)	(4,328,779)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	71,835,358	18,591,613
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	156,586,751	35,820,682
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	3,227,363	1,248,121
Total Adjustments	217,143,486	51,331,637

Compensation Actually Paid for Fiscal Year 2025	$235,883,133	$57,073,322

Compensation Actually Paid vs. Total Shareholder Return
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s TSR over the two years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO NEOs is comprised of equity awards, including PSUs that vest based on specified per-share values of the Company’s common stock, which directly reflects the Company’s TSR. As described in more detail in the section titled “Compensation Discussion and Analysis—Elements of Compensation—Long-Term Incentives,” the target annual long-term incentives for each of our NEOs ranges from 400% to 700% of their base salaries.

Compensation Actually Paid vs. Net Income
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs increased over the past two years, while the Company’s GAAP net income has decreased over the same period. The relationship between compensation actually paid and net income is not directly correlated; rather, a substantial majority of compensation actually paid (i.e., long-term equity incentives) is correlated to the growth in Talen’s stock price over the last two years. The Company does not use GAAP net income as a performance measure in its overall executive compensation program, and the decrease in net income is primarily attributable to the non-recurring gains on sale of assets in 2024, a substantial, non-cash stock-based compensation charge triggered by an accounting reclassification in 2025, and other non-cash or non-recurring items—none of which reflects a deterioration in the Company's underlying operational or financial performance.

Compensation Actually Paid vs. Company Selected Measure
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s Adjusted EBITDA over the two years presented in the table. As described above, Adjusted EBITDA is defined in Appendix A to this Proxy Statement. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is one of the Company’s most important financial performance measures (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to company performance for fiscal year 2025. The Company utilizes, among other metrics, Adjusted EBITDA when setting goals for the Company’s short-term incentive compensation program. As described in more detail in the section titled “Compensation Discussion and Analysis—Elements of Compensation—Short-Term Cash Incentives,” the NEOs’ target short-term incentives are between 100% and 135% of their base salaries.

Total Shareholder Return Vs Peer Group
As demonstrated by the following graph, the Company’s TSR over the two years presented in the table was 193.99%, while the Company’s peer group TSR was 22.96% over the two years presented in the table. The Company’s TSR generally outperformed the peer group during the two years presented in the table, representing the Company’s superior financial performance as compared to the companies comprising the peer group.

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Adjusted Equity Value
Safety
Plant Operating Performance
Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 293.99	158.02
Peer Group Total Shareholder Return Amount	122.96	109.11
Net Income (Loss)	$ (219,000,000)	$ 1,013,000,000
Company Selected Measure Amount	1,035,000,000	770,000,000
PEO Name	Mark McFarland
Additional 402(v) Disclosure	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values for the RSUs did not materially differ from those disclosed at the time of grant, and for the PSUs were as follows: for December 31, 2024, a volatility of 40% and risk-free rate of 4.19%, and for December 31, 2025, a volatility of 45% and risk free rate of 3.63%.Represents the amount of net income reflected in the Company’s audited GAAP financial statements for the applicable fiscal year.
As described in more detail in the section titled “Compensation Discussion and Analysis—Elements of Compensation,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the table above. Further, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with ‘compensation actually paid’ for a particular year (as computed in accordance with Item 402(v) of Regulation S-K).
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for each applicable fiscal year. See Appendix A to this Proxy Statement for the definitions and reconciliations of non-GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Equity Value
Measure:: 3
Pay vs Performance Disclosure
Name	Safety
Measure:: 4
Pay vs Performance Disclosure
Name	Plant Operating Performance
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 217,143,486	$ 142,951,382
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,505,986)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,835,358
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,586,751	141,421,378
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,530,003
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,227,363
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,331,637	36,672,536
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,328,779)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,591,613
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,820,682	35,894,293
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 778,244
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,248,121